Mineral Stream Interests - Additional Information (Detail) $ in Thousands			12 Months Ended
		Dec. 11, 2020 USD ($) oz	Dec. 31, 2020 USD ($) oz Metal	Nov. 05, 2020 USD ($) oz	Jun. 11, 2018
Disclosure Of Mineral Stream Interests [line items]
Percentage of metal production at the mine which WPM is entitled to after step down					21.20%
Upfront cash consideration to be paid	[1],[2]		$ 326,000
Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Revenue			0
Depletion			$ 0
Number of silver ounces delivered | Metal			0
Cozamin [member]
Disclosure Of Mineral Stream Interests [line items]
Revenue			$ 0
Depletion			$ 0
Number of silver ounces delivered | Metal			0
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Payable Production to be purchased			100.00%	100.00%
Percentage of metal production at the mine which WPM is entitled to after step down			50.00%	50.00%
Number of silver ounces delivered | oz				2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Silver [member] | Cozamin [member]
Disclosure Of Mineral Stream Interests [line items]
Payable Production to be purchased		50.00%	50.00%
Percentage of metal production at the mine which WPM is entitled to after step down		33.00%	33.00%
Number of silver ounces delivered | oz		10,000,000	10,000,000
Upfront cash consideration to be paid		$ 150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		10.00%	10.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Payable Production to be purchased			6.50%	6.50%
Percentage of metal production at the mine which WPM is entitled to after step down			3.25%	3.25%
Number of silver ounces delivered | oz				190,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Cozamin [member]
Disclosure Of Mineral Stream Interests [line items]
Payable Production to be purchased			0.00%
Gold And Silver [Member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Cash consideration to be paid once mining contract extended				$ 34,000
Upfront cash consideration to be paid				110,000
Cash consideration to be paid six months thereafter				$ 4,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.